Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income
Total income	₩ 74,064,279	₩ 61,332,629	₩ 58,815,309
Expenses
Interest expense	(17,807,036)	(16,761,289)	(9,495,472)
Profit before income taxes	6,029,092	5,964,960	6,366,626
Income tax expense (benefit)	1,470,922	1,486,960	1,611,112
Profit for the year	4,558,170	4,478,000	4,755,514
Parent Company only
Income
Dividends from banking subsidiaries	1,198,816	1,159,525	902,420
Dividends from non-banking subsidiaries	827,141	626,443	568,474
Interest income from banking subsidiaries	424	512	236
Interest income from non-banking subsidiaries	95,231	92,991	87,215
Other income	435,996	284,072	251,999
Total income	2,557,608	2,163,543	1,810,344
Expenses
Interest expense	(334,798)	(286,642)	(222,413)
Other expense	(591,058)	(177,484)	(367,015)
Total expenses	(925,856)	(464,126)	(589,428)
Profit before income taxes	1,631,752	1,699,417	1,220,916
Income tax expense (benefit)	11,885	28,406	(28,335)
Profit for the year	₩ 1,619,867	₩ 1,671,011	₩ 1,249,251